Restatement of Previously Issued Financial Statements	12 Months Ended
Jun. 30, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]

Note 4. Restatement of Previously Issued Financial Statements

The Company has restated its financial statements as of June 30, 2012 to correct its accounting for an adjustment related to its outstanding warrants. The Company’s original accounting treatment did not recognize a derivative liability and did not recognize any changes in the fair value of that derivative liability in its statements of operations. In April 2013, the Company concluded it should correct its accounting related to the Company’s outstanding warrants. The Company had initially accounted for the warrants as a component of equity but upon further evaluation of the terms of the warrants, concluded that the warrants should be accounted for as a derivative liability. The warrants contain a price adjustment provision that in the event the Company completes a business combination subsequent to the initial business combination which results in the Company’s shares no longer being listed on a national exchange or the OTC Bulletin Board, the exercise price of the warrants will decrease by a formula that causes the warrants to not be indexed to the Company’s own shares. As a result of this provision, the Company has restated its financial statements to reflect the Company’s warrants as a derivative liability with changes in the fair value recorded in the current period earnings.

The following tables summarize the adjustments made to the previously reported balance sheet, statements of operations and statements of cash flows:

June 30, 2012

Selected balance sheet information

	As Previously Reported	Effect of Restatement	As Restated

Warrant liability	$-	$7,330,000	$7,330,000
Total liabilities	2,431,398	7,330,000	9,761,398

Ordinary shares, subject to possible redemption	73,106,491	(7,330,000)	65,776,491

Ordinary shares	2,436,699	2,563,305	5,000,004
Additional paid-in capital	3,125,000	(3,125,000)	-
Deficit accumulated during the development stage	(561,695)	561,695	-
Total shareholders' equity	5,000,004	-	5,000,004

Total liabilities and shareholders' equity	$80,537,893	$-	$80,537,893

For the Four Months Ended June 30, 2012

Selected statement of operations information

	As Previously Reported	Effect of Restatement	As Restated

Other income / (expense):
Change in fair value of warrant liability	$-	$855,167	$855,167

Net income / (loss) attributable to ordinary shares not subject to possible redemption	$(164,042)	$855,167	$691,125

Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	2,738,347	793,411	3,531,758

Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$(0.06)	$0.26	$0.20

Selected cash flow information

	As Previously Reported	Effect of Restatement	As Restated
Operating activities:
Net income (loss)	$(164,042)	$855,167	$691,125
Gain on change in fair value of warrant liability	$-	$(855,167)	$(855,167)

For the Period from March 11, 2011 (date of inception) to June 30, 2012

Selected statement of operations information

	As Previously Reported	Effect of Restatement	As Restated

Other income / (expense):
Change in fair value of warrant liability	$-	$1,832,500	$1,832,500

Net income / (loss) attributable to ordinary shares not subject to possible redemption	$(561,695)	$1,832,500	$1,270,805

Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	2,508,199	642,865	3,151,064

Net income / loss per ordinary share, excluding shares subject to possible redemption - basic and diluted	$(0.22)	$0.63	$0.40

Selected cash flow information

	As Previously Reported	Effect of Restatement	As Restated
Operating activities:
Net income (loss)	$(561,695)	$1,832,500	$1,270,805
Gain on change in fair value of warrant liability	$-	$(1,832,500)	$(1,832,500)

Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering	$-	$9,162,500	$9,162,500